26. Income tax (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfIncomeTaxLineItems [Line Items]
Deferred tax asset	$ 2,916,777	$ 2,425,764
Deferred tax liability	(10,965,085)	(9,715,914)
Net deferred tax assets (liabilities)	(8,048,308)	(7,290,150)	$ (7,538,219)
To be recovered in less than 12 months
SummaryOfIncomeTaxLineItems [Line Items]
Deferred tax asset	2,310,153	669,450
Deferred tax liability	(1,966,173)	(2,740,288)
To be recovered in more than 12 months
SummaryOfIncomeTaxLineItems [Line Items]
Deferred tax asset	606,624	1,756,314
Deferred tax liability	$ (8,998,912)	$ (6,975,626)